INCOME TAXES - Disclosure of detailed information about unrecognized deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect of unrecognized deferred tax assets and liabilities	$ 0	$ 0
Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect of unrecognized deferred tax assets and liabilities	15,084	18,786
Mineral property, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect of unrecognized deferred tax assets and liabilities	50	15,638
Financing fees [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect of unrecognized deferred tax assets and liabilities	0	2,585
Reclamation and closure provision [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect of unrecognized deferred tax assets and liabilities	1,377	0
Withholding tax [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect of unrecognized deferred tax assets and liabilities	437	0
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect of unrecognized deferred tax assets and liabilities	1,502	1,384
Unrecognized deferred tax assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect of unrecognized deferred tax assets and liabilities	$ (18,450)	$ (38,393)